UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2009

Check here if Amendment  [  ]; Amendment Number:
     This Amendment (Check only one.):  [  ] is a restatement.
                                        [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           Interactive Financial Advisors
Address:        2215 York Road, Suite 306
                Oak Brook, IL  60523

Form 13F File Number:  028-12638

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           Joanne M. Woiteshek
Title:          Chief Compliance Officer
Phone:          630-472-1300

Signature, Place, and Date of Signing:

     /s/ Joanne M. Woiteshek         Oak Brook, IL            July 2, 2009
     -----------------------         -------------            -----------------
           [Signature]               [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

28-______________        _______________________________
[Repeat as necessary.

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  0

Form 13F Information Table Entry Total:            52

Form 13F Information Table Value Total:      $138,730
                                         ------------
                                          (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name

______    28-______________________     ______________________________

[Repeat as necessary.]

--------------------------------------- -------- ----------- -------- -------------------- ---------- --------- --------------------
             COLUMN 1                   COLUMN 2   COLUMN 3  COLUMN 4       COLUMN 5        COLUMN 6   COLUMN 7       COLUMN 8
--------------------------------------- -------- ----------- -------- -------------------- ---------- --------- --------------------
                                                                                                                  VOTING AUTHORITY
                                        TITLE OF              VALUE     SHRS OR  SH/ PUT/  INVESTMENT   OTHER   --------------------
          NAME OF ISSUER                 CLASS     CUSIP     (x$1000)   PRN AMT  PRN CALL  DISCRETION  MANAGERS  SOLE  SHARED  NONE
--------------------------------------- -------- ---------- --------- -------------------- ---------- --------- --------------------
DOW CHEMICAL Total                        C     260543103          0          28 SH          SOLE                                 28
DREYFUS INTERNATIONAL EQUITY FUND
   CLASS A Total                          M     26201F108          4         195 SH          SOLE                                195
DREYFUS S&P STARS OPPORTUNITIES FUND
   CLASS A Total                          M     26202X603          8         488 SH          SOLE                                488
DWS MON MKT PRIME SERIES- DWS MON MKT
   FUND Total                             MM    23339A101        301     300,577 SH          SOLE                            300,577
FEDERATED PRIME CASH SERIES FUND Total    MM    147551105      3,750   3,749,529 SH          SOLE                          3,749,529
FEDERATED US TREASURY CASH RESERVES
   FUND INSTITUTIONAL CLASS Total         MM    60934N682        301     301,234 SH          SOLE                            301,234
FIDELITY CASH RESERVE FUND RETAIL
   CLASS Total                            MM    316067107        306     305,515 SH          SOLE                            305,515
GLOBAL INDUSTRIES LTD Total               C     379336100          0          44 SH          SOLE                                 44
ISHARES COMEX GOLD TR ISHARES Total       ETF   464285105        136       1,494 SH          SOLE                              1,494
ISHARES IBOXX INVESTOP INVESTMENT
   GRADE CORP BD FD Total                 ETF   464287242      5,167      51,530 SH          SOLE                             51,530
ISHARES MSCI EAFE INDEX FUND Total        ETF   464287465      4,953     108,131 SH          SOLE                            108,131
ISHARES MSCI PACIFIC EX-JAPAN INDEX
   FUND Total                             ETF   464286665        121       3,807 SH          SOLE                              3,807
ISHARES RUSSELL 1000 INDEX FUND Total     ETF   464287622         22         427 SH          SOLE                                427
ISHARES RUSSELL 2000 INDEX FUND Total     ETF   464287655      4,740      92,804 SH          SOLE                             92,804
ISHARES RUSSELL 2000 VALUE INDEX FUND
   Total                                  ETF   464287630      8,054     173,095 SH          SOLE                            173,095
ISHARES RUSSELL MIDCAP VALUE INDEX
   Total                                  ETF   464287473         14         478 SH          SOLE                                478
ISHARES S&P 500 INDEX FD Total            ETF   464287200     24,764     268,152 SH          SOLE                            268,152
ISHARES S&P GLOBAL ENERGY SECTOR
   INDEX FUND Total                       ETF   464287341        727      23,684 SH          SOLE                             23,684
ISHARES S&P GLOBAL TECHNOLOGY SECTOR
   INDEX FUND Total                       ETF   464287291          8         176 SH          SOLE                                176
ISHARES S&P GROWTH INDEX FD Total         ETF   464287309        351       7,343 SH          SOLE                              7,343
ISHARES S&P MIDCAP 400 GROWTH INDEX
   FD Total                               ETF   464287606          7         118 SH          SOLE                                118
ISHARES S&P NATIONAL Total                ETF   464288414         22         219 SH          SOLE                                219
ISHARES S&P SMALLCAP 600 GROWTH INDEX
   FD Total                               ETF   464287887          7         160 SH          SOLE                                160
ISHARES S&P VALUE INDEX FD Total          ETF   464287408      4,813     110,247 SH          SOLE                            110,247
ISHARES SILVER TRUST Total                ETF   46428Q109         15       1,127 SH          SOLE                              1,127
ISHARES TR BARCLAYS 1-3 YR TREAS
   INDEX FD Total                         ETF   464287457      3,906      46,657 SH          SOLE                             46,657
ISHARES TR BARCLAYS 20+ TREAS BD FD
   Total                                  ETF   464287432      1,626      17,197 SH          SOLE                             17,197
ISHARES TR BARCLAYS 7-10 YR TRES
   INDEX FD Total                         ETF   464287440      1,657      18,277 SH          SOLE                             18,277
ISHARES TR BARCLAYS INTERMED CR BD FD
   Total                                  ETF   464288638      7,461      74,618 SH          SOLE                             74,618
ISHARES TR BARCLAYS TIPS BD FD
   PROTECTED SECS FD Total                ETF   464287176     10,266     101,007 SH          SOLE                            101,007
ISHARES TR BARCLAYS US AGGREGATE BD
   FD Total                               ETF   464287226     23,422     229,291 SH          SOLE                            229,291
ISHARES TR DOW JONES SELECT DIV INDEX
   FD Total                               ETF   464287168     10,333     292,228 SH          SOLE                            292,228
ISHARES TR FTSE XNHUA IDX Total           ETF   464287184         38         980 SH          SOLE                                980
ISHARES TR SP US PFD Total                ETF   464288687      1,959      60,950 SH          SOLE                             60,950
ISHARES TRUST ISHARES MSCI VALUE
   INDEX FUND Total                       ETF   464288877      8,866     210,236 SH          SOLE                            210,236
J & J SNACK FOODS CORP Total              C     466032109          1          19 SH          SOLE                                 19
KNIGHT CAP GROUP INC COM Total            C     499005106          1          78 SH          SOLE                                 78
MATTHEWS INTERNATIONAL CORPORATION -
   CLASS A COMMON STOCK Total             C     577128101          2          53 SH          SOLE                                 53
MONTPELIER RE HOLDINGS LTD SHS ISIN
   #BMG621851069 Total                    C     G62185106          1          53 SH          SOLE                                 53
MOTOROLA, INC. Total                      C     620076109          1         146 SH          SOLE                                146
NIKE INC CLASS B Total                    C     654106103          1          15 SH          SOLE                                 15
OPPENHEIMER VALUE FUND CLASS A Total      M     68380J303          5         310 SH          SOLE                                310
PLANTRONICS INC Total                     C     727493108          1          63 SH          SOLE                                 63
POWERSHARES DYNAMIC LARGE CAP VALUE
   PORTFOLIO Total                        ETF   73935X708         29       2,065 SH          SOLE                              2,065
RADIANT SYSTEMS INC Total                 C     75025N102          1          76 SH          SOLE                                 76
SELECT SECTOR SPDR FD HEALTH CARE
   Total                                  ETF   81369Y209         82       3,113 SH          SOLE                              3,113
SPDR LEHMAN INT'L TREASURY BOND ETF
   Total                                  ETF   78464A516      8,237     150,702 SH          SOLE                            150,702
ST SPDR SP BRIC 40 Total                  ETF   78463X798         88       4,423 SH          SOLE                              4,423
VAN KAMPEN AMERICAN FRANCHISE FUND
   CLASS A Total                          M     92114U855          8       1,023 SH          SOLE                              1,023
VANGUARD LARGE-CAP VIPERS Total           ETF   922908637        876      20,986 SH          SOLE                             20,986
VISA INC COM CL A Total                   C     92826C839          5          85 SH          SOLE                                 85
WISDOMETREE TR HIGH YIELDING EQUITY
   FD Total                               ETF   97717W208      1,266      45,853 SH          SOLE                             45,853